Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity (Deficit)

Note 2 — Stockholders’ Deficit

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series B Preferred or Series A Preferred are outstanding. In March 2014, we designated 1,200 shares of Series C Convertible Preferred Stock (“Series C Preferred”).

In March 2014, we entered into a Securities Purchase Agreement with certain investors pursuant to which we sold 1,200 shares of Series C Preferred, and price adjustable warrants to purchase up to 6.0 million shares of our common stock at an exercise price of $0.75 per share, for an aggregate purchase price of $6.0 million. Each share of Series C Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.75 per share. The Series C Preferred is initially convertible into an aggregate of 8,000,000 shares of our common stock, subject to certain limitations and adjustments, has no stated dividend rate, is not redeemable and has voting rights on an as-converted basis.

To account for the issuance of the Series C Preferred and warrants, we first assessed the terms of the warrants and determined that, due to certain anti-dilution provisions, they should be recorded as derivative liabilities. We determined the fair value of the warrants on the issuance date and recorded a liability of $6.5 million. Since the fair value of the warrants exceed the total proceeds received of $6.0 million, we recorded a loss of $0.5 million upon issuance, which is included in the change in fair value of price adjustable warrants in the consolidated statements of operations. The discount of $6.0 million on the Series C Preferred resulting from the allocation of the entire proceeds to the warrant was accreted as a dividend on the Series C Preferred through the earliest conversion date, which was immediately. The Series C Preferred dividend of $6.0 million was recorded to additional paid-in capital and as a deemed dividend on the Series C Preferred in determining net loss applicable to common stock holders in the consolidated statements of operations. We incurred $0.07 million of stock issuance costs in conjunction with the Series C Preferred, which were netted against the proceeds.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTC Pink tier of the OTC Markets.

In January 2015, we issued 0.12 million shares with a value of $0.075 million to Novosom as the equity component owed under our December 2014 license agreement with Mirna Therapeutics.

In May 2015, we issued 0.21 million shares with a value of $0.12 million to Novosom as the equity component owed as a result of an accelerated milestone payment under our December 2014 license agreement with MiNA Therapeutics.

In June 2015, an investor converted 90 shares of Series C Preferred into 0.6 million shares of common stock.

Warrants — In January 2015, an investor exercised 2,500 warrants at an exercise price of $0.28.

From January to June 2015, we issued warrants to purchase up to an aggregate of 0.102 million shares to a vendor providing scientific and development consulting services to our company. The fair value of these warrants at issuance was $0.065 million of which $0.05 million was accrued at December 31, 2014.

The following table summarizes warrant activity during the six months ended June 30, 2015:

	Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	21,212,813	$1.19
Exercised warrants	(2,500)	0.28
Warrants issued to vendor	104,315	0.68
Outstanding, June 30, 2015	21,314,628	$1.19
Expiring in 2015	285,345
Expiring in 2016	6,000,000
Expiring in 2017	7,235,622
Expiring thereafter	7,793,661

Note 6 — Stockholders’ Equity

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Junior Preferred”). No shares of Series B Preferred or Series A Junior Preferred are outstanding. In March 2014, we designated and issued 1,200 shares of Series C Preferred Stock (“Series C Preferred”) for $6.0 million.

Stockholder Rights Plan — In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock to shareholders of record in March 2000 and for any common stock issued thereafter. The preferred share purchase rights expired in March 2013.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTCQB.

In March 2014, we issued 0.1 million shares with a fair value of $0.01 million to a vendor under the terms of a 2012 compromise and release agreement.

In September 2012, as part of the lease termination agreement, we agreed to issue 1.5 million shares of our common stock to a landlord. The shares were issued in March 2014 at a value of $1.9 million.

As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion. For such consideration related to MiRNA and ProNAi payments received in 2012 and 2013, we issued 0.96 million common shares with a fair value of $1.5 million in March 2014.

In January 2014, we issued 2.8 million shares of common stock with fair value of $1.0 million to employees and board members for amounts due under certain employment and board of director agreements, of which 0.3 million shares were repurchased and retired in December 2014 in connection with the satisfaction of tax withholding obligations.

In January 2014, we issued 0.09 million shares of common stock with a fair value of $0.03 million to scientific advisory board members for services to be provided during the three months ended March 31, 2014.

In January 2014 and April 2014, we issued an aggregate of 0.04 million shares of common stock with a fair value of $0.02 million to consultants for services provided during the six months ended June 30, 2014.

In February 2014, we issued an aggregate of 2.0 million shares of common stock with a fair value of $1.48 million on the conversion of outstanding principal and unpaid accrued interest associated with our convertible debt.

In April 2014, we issued 0.02 million shares of common stock with a fair value of $0.03 million to scientific advisory board members for services to be provided during the three months ended June 30, 2014.

In September 2014, we issued 0.05 million shares of common stock with fair value of $0.06 million to a vendor to settle an outstanding payable under the terms of a 2012 compromise and release agreement.

During 2014, we issued 1.32 million shares of common stock upon net share exercises and 0.08 million shares of common stock on cash exercises of warrants.

In December 2014, we pledged to issue common stock valued at $0.075 million to Novosom, related to our license agreement with MiNA, for the portion due under its sublicensing agreement. Pricing of the common stock was to occur on receipt of the payment from MiNA. As of December 2014, the pledge was issued as a dollar denominated liability and was not influenced by changes in stock price. This obligation is included in Fair Value of Stock to be Issued to Settle Liabilities at December 31, 2014.

Warrants — In consideration of additional promissory note amendments in 2013, we issued additional price adjustable warrants to purchase 5.0 million shares of our common stock at an exercise price of $0.28, expiring in 2018 and 2019.

In December 2013, we issued warrants to purchase up to 0.10 million shares of our common stock to a consultant who is our interim chief financial officer. These warrants vest over two years, have a fixed strike price of $0.48, and expire in December 2023. At December 31, 2014, the unvested warrants have a fair value of $0.03 million.

In March 2014, in conjunction with the issuance of Series C Preferred, we issued price adjustable warrants to purchase up to 6.0 million shares of our common stock at an exercise price of $0.75 per share.

During 2014, we issued 1.32 million shares of common stock upon net share exercises and 0.08 million shares on cash exercises of warrants.

In April 2014, we issued warrants to purchase up to 0.075 million shares of our common stock to a vendor. These warrants have a fixed strike price of $0.89 and expire in April 2024. The fair value of these warrants is immaterial.

In December 2014, we issued warrants to purchase up to 0.117 million shares to five consultants providing financial, scientific and development consulting services to our company. The fair value of these warrants is immaterial.

The following summarizes warrant activity during the years ended December 31, 2013 and 2014.

	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2013	11,916,801	1.71
Issued	5,100,800	0.28
Outstanding, December 31, 2013	17,017,601	1.29
Issued	6,191,500	0.75
Exercised or cancelled	(1,996,288)	0.36
Outstanding, December 31, 2014	21,212,813	1.19
Expiring in 2015	285,345
Expiring in 2016	-
Expiring in 2017	7,235,622
Expiring thereafter	13,691,846